UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $2,009,181 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    22510   625800 SH       SOLE                   625800        0        0
AMERICAN TOWER CORP            CL A             029912201    47908   924500 SH       SOLE                   924500        0        0
AVALONBAY CMNTYS INC           COM              053484101    45006   374800 SH       SOLE                   374800        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    45859  1195500 SH       SOLE                  1195500        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    40005  1498300 SH       SOLE                  1498300        0        0
CHESAPEAKE LODGING TR          SH BEN INT       165240102     5540   318200 SH       SOLE                   318200        0        0
CREXUS INVT CORP               COM              226553105     6375   558200 SH       SOLE                   558200        0        0
D R HORTON INC                 COM              23331A109    70535  6054500 SH       SOLE                  6054500        0        0
GAYLORD ENTMT CO NEW           COM              367905106    13376   385700 SH       SOLE                   385700        0        0
HOME DEPOT INC                 COM              437076102    94655  2554100 SH       SOLE                  2554100        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    96610  5486100 SH       SOLE                  5486100        0        0
HUDSON PAC PPTYS INC           COM              444097109     8968   610100 SH       SOLE                   610100        0        0
HYATT HOTELS CORP              COM CL A         448579102    46526  1081000 SH       SOLE                  1081000        0        0
ISHARES TR                     DJ US REAL EST   464287739   235426  3963400 SH  PUT  SOLE                  3963400        0        0
KILROY RLTY CORP               COM              49427F108    36236   933200 SH       SOLE                   933200        0        0
LOWES COS INC                  COM              548661107    28219  1067700 SH       SOLE                  1067700        0        0
MACERICH CO                    COM              554382101   165509  3341600 SH       SOLE                  3341600        0        0
MACK CALI RLTY CORP            COM              554489104    55460  1636000 SH       SOLE                  1636000        0        0
MERITAGE HOMES CORP            COM              59001A102    37421  1550800 SH       SOLE                  1550800        0        0
MFA FINANCIAL INC              COM              55272X102    38537  4699600 SH       SOLE                  4699600        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    86680  2038100 SH       SOLE                  2038100        0        0
NVR INC                        COM              62944T105    71115    94067 SH       SOLE                    94067        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100    17441   787400 SH       SOLE                   787400        0        0
POST PPTYS INC                 COM              737464107    94840  2416300 SH       SOLE                  2416300        0        0
REGENCY CTRS CORP              COM              758849103    22270   512200 SH       SOLE                   512200        0        0
RYLAND GROUP INC               COM              783764103    34369  2161600 SH       SOLE                  2161600        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    43219  1089200 SH       SOLE                  1089200        0        0
SHERWIN WILLIAMS CO            COM              824348106    59608   709700 SH       SOLE                   709700        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    88720   827917 SH       SOLE                   827917        0        0
SL GREEN RLTY CORP             COM              78440X101    76355  1015360 SH       SOLE                  1015360        0        0
STARWOOD PPTY TR INC           COM              85571B105    12423   557100 SH       SOLE                   557100        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    32809  3219700 SH       SOLE                  3219700        0        0
TAUBMAN CTRS INC               COM              876664103    49470   923300 SH       SOLE                   923300        0        0
TERRENO RLTY CORP              COM              88146M101     4308   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    57962  2931800 SH       SOLE                  2931800        0        0
VENTAS INC                     COM              92276F100    37820   696500 SH       SOLE                   696500        0        0
VORNADO RLTY TR                SH BEN INT       929042109    79091   903900 SH       SOLE                   903900        0        0